Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

12. Commitments and Contingencies

Environmental obligations. The Partnership is subject to various environmental-remediation and reclamation obligations arising from federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. Management believes there are currently no such matters that will have a material effect on the Partnership’s results of operations, cash flows or financial position and has not recorded any liability in these financial statements.

Litigation and legal proceedings. From time to time, the Partnership is involved in legal, tax, regulatory and other proceedings in various forums regarding performance, contracts and other matters that arise in the ordinary course of business. Management is not aware of any such proceedings for which a final disposition could have a material effect on the Partnership’s results of operations, cash flows or financial position. There was not an accrual for legal contingencies as of December 31, 2012 or 2011.

Lease commitments. Certain property, equipment and operating facilities are leased under various operating leases. Costs are also incurred associated with leased land, rights-of-way, permits and regulatory fees, the contracts for which generally extend beyond one year but can be cancelled at any time should they not be required for operations.

Rental expense related to leases was $81.1 million, $60.7 million, $50.1 million for the years ended December 31, 2012, 2011 and 2010, respectively, for the Partnership. The Partnership’s remaining contractual lease obligations as of December 31, 2012 include obligations with an affiliate of Chesapeake for compression equipment as compression services are needed to support pipeline that is being placed in service in future periods. Contractual lease obligations also include remaining payments for the Partnership’s headquarter buildings and other lease agreements.

Future minimum rental payments due under operating leases as of December 31, 2012 are as follows:

(in thousands)
2013	$54,034
2014	45,461
2015	30,775
2016	18,038
2017	7,981
Thereafter	15,889

Future minimum lease payments(1)	$172,178

(1)	Includes the Partnership’s minimum rental payments for CMO acquired on December 20, 2012.